UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10589
                                                     ---------

                          OPPENHEIMER REAL ESTATE FUND
                          ----------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: APRIL 30
                                                 --------

                   Date of reporting period: JANUARY 31, 2007
                                             ----------------


ITEM 1. SCHEDULE OF INVESTMENTS.
Oppenheimer Real Estate Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED

                                                                                            Shares                 Value
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.6%
-------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--97.6%
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--97.6%
AMB Property Corp.                                                                          141,300    $        8,598,105
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Archstone-Smith Trust                                                                       548,020            34,640,344
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Avalonbay Communities, Inc.                                                                 178,585            26,494,871
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BioMed Realty Trust, Inc.                                                                   318,650             9,505,330
-------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                                                     311,365            39,260,013
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BRE Properties, Inc., Cl. A                                                                 257,300            17,859,193
-------------------------------------------------------------------------------------------------------------------------------
Brookfield Properties Corp.                                                                 403,500            18,778,890
-------------------------------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust                                                           198,000            10,549,440
-------------------------------------------------------------------------------------------------------------------------------
DCT Industrial Trust, Inc.                                                                  253,900             3,001,098
-------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp.                                                         518,800            34,821,856
-------------------------------------------------------------------------------------------------------------------------------
Douglas Emmett, Inc.                                                                        139,900             3,827,664
-------------------------------------------------------------------------------------------------------------------------------
Equity Residential                                                                          497,882            28,020,799
-------------------------------------------------------------------------------------------------------------------------------
Essex Property Trust, Inc.                                                                   61,800             8,920,212
-------------------------------------------------------------------------------------------------------------------------------
Extra Space Storage, Inc.                                                                   414,920             8,190,521
-------------------------------------------------------------------------------------------------------------------------------
First Potomac Realty Trust                                                                   85,640             2,571,769
-------------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc.                                                             572,879            35,243,516
-------------------------------------------------------------------------------------------------------------------------------
Health Care REIT, Inc.                                                                      339,600            15,896,676
-------------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts, Inc.                                                                 522,320            13,825,810
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Kimco Realty Corp.                                                                          449,850            22,312,560
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Nationwide Health Properties, Inc.                                                          623,060            20,760,359
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NorthStar Realty Finance Corp.                                                              363,000             6,406,950
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Pennsylvania Real Estate Investment Trust                                                   322,800            13,783,560
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ProLogis                                                                                    527,416            34,282,040
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Public Storage, Inc.                                                                        316,273            34,397,851
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Ramco-Gershenson Properties Trust                                                            89,500             3,352,670
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Regency Centers Corp.                                                                       401,625            34,981,538
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Simon Property Group, Inc.                                                                  615,623            70,421,115
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SL Green Realty Corp.                                                                       186,203            27,293,636
-------------------------------------------------------------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc.                                                            201,275             4,331,438
-------------------------------------------------------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.                                                               60,000             1,697,400
-------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.                                                         390,700            15,862,420
-------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.                                                                        92,600             5,395,802
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Ventas, Inc.                                                                                357,890            16,552,413
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Vornado Realty Trust                                                                        343,172            41,987,094
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Weingarten Realty Investors                                                                 517,880            25,640,238
                                                                                                       ---------------------
Total Common Stocks (Cost $544,539,785)                                                                       699,465,191
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INVESTMENTS IN AFFILIATED COMPANIES--2.5%
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET--2.5%
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.35%  1,2
(Cost $18,239,852)                                                                       18,239,852            18,239,852
-------------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $562,779,637)                                               100.1%          717,705,043
-------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                          (0.1)             (960,067)
                                                                                 -------------------------------------------
Net Assets                                                                                    100.0%    $     716,744,976
                                                                                 ===========================================

Footnotes to Statement of Investments
1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                        1 | Oppenheimer Real Estate Fund

Oppenheimer Real Estate Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED


                                                                 SHARES                                             SHARES
                                                              APRIL 30,          GROSS            GROSS         JANUARY 31,
                                                                   2006      ADDITIONS       REDUCTIONS               2007
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.35%                                                  --     233,468,379     215,228,527         18,239,852

                                                                                                                 DIVIDEND
                                                                                                  VALUE            INCOME
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.35%                                                                       $   18,239,852       $   360,940


2. Rate shown is the 7-day yield as of January 31, 2007.


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official

                        2 | Oppenheimer Real Estate Fund

Oppenheimer Real Estate Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED


closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

                        3 | Oppenheimer Real Estate Fund

Oppenheimer Real Estate Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED


Federal tax cost of securities                        $      564,881,446
                                                      ====================
Gross unrealized appreciation                         $      152,841,953
Gross unrealized depreciation                                    (18,356)
                                                      --------------------
Net unrealized appreciation                           $       152,823,597
                                                      ====================



                        4 | Oppenheimer Real Estate Fund



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2007, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Real Estate Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 13, 2007